                                      1998

                                   SemiAnnual
                                     Report
                                   ----------

                                     KEMPER
                                   ADVANTAGE

                     Individual Variable Annuity Contracts

                                     ------

                    Kemper Investors Life Insurance Company

                                     ------

                           Variable Annuity Account C

PERIOD ENDED JUNE 30, 1998                                    ZURICH KEMPER LOGO

COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY
VARIABLE ANNUITY ACCOUNT C

COMBINED STATEMENT OF ASSETS AND LIABILITIES
AND CONTRACT OWNERS' EQUITY
June 30, 1998 (Unaudited)
(IN THOUSANDS)


                                                                                  KEMPER
                                                                               TOTAL RETURN
                                                              COMBINED         FUND DIVISION
--------------------------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------------------------
Investments, at current value                                  $ 23,611             8,151
Dividend and other receivables                                        8                 2
--------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 23,619             8,153
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
 LIABILITIES AND CONTRACT OWNERS' EQUITY
--------------------------------------------------------------------------------------------

Liabilities:
  Mortality and expense risk charges                                 18                 7
  Other                                                              31                 2
--------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                49                 9
--------------------------------------------------------------------------------------------
Contract owners' equity                                        $ 23,570             8,144
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
 ANALYSIS OF CONTRACT OWNERS' EQUITY
--------------------------------------------------------------------------------------------

Excess of payments for units redeemed over proceeds from
units sold                                                     $(68,910)          (10,829)
Accumulated net investment income                                86,689            15,435
Accumulated net realized gain (loss) on sales of investments      3,601             2,123
Unrealized appreciation (depreciation) of investments             2,190             1,415
--------------------------------------------------------------------------------------------
    Contract owners' equity                                    $ 23,570             8,144
--------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

COMBINED FINANCIAL STATEMENTS

                       KEMPER
                     INCOME AND                                        KEMPER        KEMPER U.S.
       KEMPER          CAPITAL         ZURICH          KEMPER        DIVERSIFIED     GOVERNMENT
       GROWTH       PRESERVATION    MONEY MARKET     HIGH YIELD        INCOME        SECURITIES
    FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
        6,042             844            5,566          1,771             223           1,014
            1              --               --             --              --               5
-------------------------------------------------------------------------------------------------
        6,043             844            5,566          1,771             223           1,019
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
            5              --                4              2              --              --
            2               1                9             --              --              17
-------------------------------------------------------------------------------------------------
            7               1               13              2              --              17
-------------------------------------------------------------------------------------------------
        6,036             843            5,553          1,769             223           1,002
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------

       (7,222)         (2,793)         (38,323)        (4,144)           (442)         (5,157)
       10,786           3,483           43,876          5,749           1,426           5,934
        1,824             122               --             62            (743)            213
          648              31               --            102             (18)             12
-------------------------------------------------------------------------------------------------
        6,036             843            5,553          1,769             223           1,002
-------------------------------------------------------------------------------------------------

COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY
VARIABLE ANNUITY ACCOUNT C

COMBINED STATEMENT OF OPERATIONS
For the six months ended June 30, 1998 (Unaudited)
(IN THOUSANDS)

                                                                                  KEMPER
                                                                               TOTAL RETURN
                                                              COMBINED         FUND DIVISION
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Dividend and capital gain distributions                        $  392               111
--------------------------------------------------------------------------------------------
Mortality and expense risk charges                                 96                42
--------------------------------------------------------------------------------------------
  Net investment income (loss)                                    296                69
--------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
  Net realized gain on sales of investments                       445               247
  Change in unrealized appreciation (depreciation) of
  investments                                                   1,134               502
--------------------------------------------------------------------------------------------
    Net realized and unrealized gain on investments             1,579               749
--------------------------------------------------------------------------------------------
NET INCREASE IN CONTRACT OWNERS' EQUITY RESULTING FROM
  OPERATIONS                                                   $1,875               818
--------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

COMBINED FINANCIAL STATEMENTS

                       KEMPER
                     INCOME AND                                        KEMPER        KEMPER U.S.
       KEMPER          CAPITAL         ZURICH          KEMPER        DIVERSIFIED     GOVERNMENT
       GROWTH       PRESERVATION    MONEY MARKET     HIGH YIELD        INCOME        SECURITIES
    FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
          --             27              132              85              8              29
-------------------------------------------------------------------------------------------------
          32              4                7              10              1              --
-------------------------------------------------------------------------------------------------
         (32)            23              125              75              7              29
-------------------------------------------------------------------------------------------------
         158              4               --              35             --               1
         662             --               --             (34)            --               4
-------------------------------------------------------------------------------------------------
         820              4               --               1             --               5
-------------------------------------------------------------------------------------------------
         788             27              125              76              7              34
-------------------------------------------------------------------------------------------------

COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY
VARIABLE ANNUITY ACCOUNT C

COMBINED STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
For the six months ended June 30, 1998 (Unaudited) and for the year ended December 31, 1997
(IN THOUSANDS)

                                                                         COMBINED
                                                              -------------------------------
                                                              SIX MONTHS             YEAR
                                                                ENDED               ENDED
                                                               JUNE 30,          DECEMBER 31,
                                                                 1998                1997
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
 OPERATIONS
---------------------------------------------------------------------------------------------

  Net investment income (loss)                                 $   296               2,437
  Net realized gain (loss) on sales of investments                 445                 937
  Change in unrealized appreciation (depreciation) of
  investments                                                    1,134                (548)
---------------------------------------------------------------------------------------------
    Net increase in contract owners' equity resulting from
    operations                                                   1,875               2,826
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
 ACCOUNT UNIT TRANSACTIONS
---------------------------------------------------------------------------------------------

  Proceeds from units sold                                          74                 282
  Net transfers (to) from affiliate or divisions                   185                  89
  Payments for units redeemed                                   (1,545)             (5,179)
---------------------------------------------------------------------------------------------
    Net decrease in contract owners' equity from account
     unit transactions                                          (1,286)             (4,808)
---------------------------------------------------------------------------------------------
      Total increase (decrease) in contract owners' equity         589              (1,982)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
 CONTRACT OWNERS' EQUITY
---------------------------------------------------------------------------------------------

  Beginning of period                                           22,981              24,963
---------------------------------------------------------------------------------------------
  End of period                                                $23,570              22,981
---------------------------------------------------------------------------------------------

COMBINED STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
(CONTINUED)

                                                                      ZURICH MONEY MARKET
                                                                         FUND DIVISION
                                                                -------------------------------
                                                                SIX MONTHS             YEAR
                                                                  ENDED               ENDED
                                                                 JUNE 30,          DECEMBER 31,
                                                                   1998                1997
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
 OPERATIONS
-----------------------------------------------------------------------------------------------

  Net investment income                                           $  125                216
  Net realized gain (loss) on sales of investments                    --                 --
  Change in unrealized appreciation (depreciation) of
  investments                                                         --                 --
-----------------------------------------------------------------------------------------------
    Net increase in contract owners' equity resulting from
    operations                                                       125                216
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
 ACCOUNT UNIT TRANSACTIONS
-----------------------------------------------------------------------------------------------

  Proceeds from units sold                                            13                130
  Net transfers (to) from affiliate or divisions                     454                (70)
  Payments for units redeemed                                       (260)              (877)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in contract owners' equity from
     account unit transactions                                       207               (817)
-----------------------------------------------------------------------------------------------
      Total increase (decrease) in contract owners' equity           332               (601)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
 CONTRACT OWNERS' EQUITY
-----------------------------------------------------------------------------------------------

  Beginning of period                                              5,221              5,822
-----------------------------------------------------------------------------------------------
  End of period                                                   $5,553              5,221
-----------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

COMBINED FINANCIAL STATEMENTS

     KEMPER TOTAL RETURN              KEMPER GROWTH          KEMPER INCOME AND CAPITAL
        FUND DIVISION                 FUND DIVISION         PRESERVATION FUND DIVISION
-----------------------------   -------------------------   ---------------------------
    SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS        YEAR
      ENDED         ENDED         ENDED         ENDED          ENDED          ENDED
     JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,
       1998          1997          1998          1997          1998           1997
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
         69          1,213          (32)           715           23              57
        247            499          158            406            4              13
        502           (332)         662           (259)          --               2
---------------------------------------------------------------------------------------
        818          1,380          788            862           27              72
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
         27             63           24             59            1               2
        (97)          (105)         (65)           452          (16)           (103)
       (611)        (1,650)        (328)        (1,646)         (50)           (205)
---------------------------------------------------------------------------------------
       (681)        (1,692)        (369)        (1,135)         (65)           (306)
---------------------------------------------------------------------------------------
        137           (312)         419           (273)         (38)           (234)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
      8,007          8,319        5,617          5,890          881           1,115
---------------------------------------------------------------------------------------
      8,144          8,007        6,036          5,617          843             881
---------------------------------------------------------------------------------------

      KEMPER HIGH YIELD         KEMPER DIVERSIFIED INCOME    KEMPER U.S. GOVERNMENT
        FUND DIVISION                 FUND DIVISION         SECURITIES FUND DIVISION
-----------------------------   -------------------------   -------------------------
    SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
      ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
     JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
       1998          1997          1998          1997          1998          1997
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
         75           151            7            14             29            71
         35            28           --            (2)             1            (7)
        (34)           16           --             3              4            22
-------------------------------------------------------------------------------------
         76           195            7            15             34            86
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
         11            14           --             7             --             7
        (78)           16           --            --            (13)         (101)
       (215)         (211)          (5)          (18)           (78)         (572)
-------------------------------------------------------------------------------------
       (282)         (181)          (5)          (11)           (91)         (666)
-------------------------------------------------------------------------------------
       (206)           14            2             4            (57)         (580)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      1,975         1,961          221           217          1,059         1,639
-------------------------------------------------------------------------------------
      1,769         1,975          223           221          1,002         1,059
-------------------------------------------------------------------------------------

NOTES TO COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY
VARIABLE ANNUITY ACCOUNT C
--------------------------------------------------------------------------------

1    GENERAL INFORMATION
     AND SIGNIFICANT
     ACCOUNTING POLICIES     ORGANIZATION. Kemper Investors Life Insurance
                             Company Variable Annuity Account C (the "Separate
                             Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life
                             Insurance Company ("KILICO"). KILICO is a wholly-owned subsidiary of Kemper Corporation which is ultimately a wholly owned subsidiary of Zurich
                             Insurance Company ("Zurich").

                             The Separate Account is divided into seven subaccounts and each subaccount invests exclusively in a corresponding Kemper or Zurich Fund ("Fund"). Each Fund is an open-end diversified management investment company.

                             ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. As a result, actual results reported as income and expenses could differ from the estimates reported in the accompanying financial statements.

                             SECURITY VALUATION. The investments are stated at current value which is based on the closing bid price, net asset value, at June 30, 1998.

                             SECURITY TRANSACTIONS AND INVESTMENT INCOME.
                             Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividends and capital gains distributions are recorded as income on the ex-dividend date. Realized gains and losses from security transactions are reported on a first in, first out ("FIFO") cost basis.

                             ACCUMULATION UNIT VALUATION. On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (Chicago time) or the close of the Exchange by dividing the total value of each Fund's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective Fund.

                             FEDERAL INCOME TAXES. Under Revenue Ruling 81-225, the contract owner is treated as the owner of the underlying Fund shares with respect to purchase payments made after December 31, 1980, except in the case of individual retirement annuities, tax sheltered 403(b) annuities and annuities under a qualified 403(a) retirement plan issued before September 26, 1981 ("Qualified Contracts").

                             With respect to purchase payments made before January 1, 1981, and Qualified Contracts, KILICO is treated as the owner of the underlying Fund shares and the contract owner is treated as the owner of an annuity contract for all Federal income tax purposes. Under current law, dividends and realized gains attributable to Fund shares considered owned by KILICO are not currently taxed to the extent they are applied to liabilities under the contract.

                             The Tax Reform Act of 1984 authorized the Secretary of the Treasury to prescribe diversification requirements for the investments underlying a variable annuity contract. The final regulation issued March 1, 1989, provided that such diversification requirements do not apply to Qualified Contracts or purchase payments before January 1, 1981.

NOTES TO COMBINED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
2    SUMMARY
     OF INVESTMENTS          Investments, at cost, at June 30, 1998, are as
                             follows (in thousands):

                                                                                SHARES
                                                                                OWNED         COST
                             -----------------------------------------------------------------------
                             INVESTMENTS
                             -----------------------------------------------------------------------
                             Kemper Total Return Fund                             738        $ 6,736
                             Kemper Growth Fund                                   401          5,394
                             Kemper Income and Capital Preservation Fund           98            813
                             Zurich Money Market Fund                           5,566          5,566
                             Kemper High Yield Fund                               210          1,669
                             Kemper Diversified Income Fund                        37            241
                             Kemper U.S. Government Securities Fund               115          1,002
                             -----------------------------------------------------------------------
                             TOTAL INVESTMENTS                                               $21,421
                             -----------------------------------------------------------------------

                             The underlying investments of the Funds are summarized below.

                             KEMPER TOTAL RETURN FUND: This Fund invests in fixed-income securities (bonds and other debt securities) and equity securities (stocks). The Fund also may invest a small portion of its assets in put and call options, purchase and sell financial futures contracts and options thereon, invest in foreign securities, engage in related foreign currency transactions and lend its securities.

                             KEMPER GROWTH FUND: This Fund invests primarily in common stocks but can invest in any security with potential for capital growth. The Fund may also invest a small portion of its assets in put and call options, purchase and sell financial futures contracts and options thereon, invest in foreign securities, engage in foreign currency transactions and lend its securities.

                             KEMPER INCOME AND CAPITAL PRESERVATION FUND: This Fund invests primarily in investment grade debt securities including corporate bonds, United States or Canadian Government securities, commercial paper and money market instruments. The Fund may also purchase and sell put and call options and financial futures and options thereon, invest in foreign securities and engage in related foreign currency transactions.

                             ZURICH MONEY MARKET FUND: This Fund invests primarily in short-term obligations of major banks and corporations.

                             KEMPER HIGH YIELD FUND: This Fund invests in fixed-income securities. The Fund may also sell put and call options and financial futures contracts and options thereon, invest in foreign securities and engage in related foreign currency transactions. The Fund invests a substantial portion of its net assets in high yielding fixed-income securities. These securities will ordinarily be in the lower rating categories of recognized rating agencies or will be non-rated, and generally will involve more risk than securities in the higher rating categories.

                                                                       CONTINUED

NOTES TO COMBINED FINANCIAL STATEMENTS

                             KEMPER DIVERSIFIED INCOME FUND: This Fund invests primarily in fixed-income securities and dividend paying common stocks and by writing options. The Fund invests a substantial portion of its assets in high yield bonds. These bonds ordinarily are in the lower rating categories of recognized rating agencies or are non-rated, and thus involve more risk than higher rated bonds. The Fund may also invest a small portion of its assets in put and call options, purchase and sell financial futures contracts and options thereon, invest in foreign securities, engage in foreign currency and delayed delivery transactions and lend its securities.

                             KEMPER U.S. GOVERNMENT SECURITIES FUND: This Fund invests in obligations issued or guaranteed by the U.S. Government or its agencies.

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH
     AFFILIATES              KILICO assumes the mortality risks associated with
                             the annuity contracts and incurs all expenses involved in administering the contracts. In return, KILICO assesses a daily charge based on assets for mortality and expense risk which amounts to an aggregate of one percent (1.00%) per annum.
                             Additionally, KILICO assesses against each contract participating in the Separate Account a records maintenance charge of $25 on December 31st of each calendar year whether or not any purchase payments have been made during the year.

                             Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge.

                             Scudder Kemper Investments, Inc. ("SKI"), an affiliated company, is the investment manager of the Funds which serve as the underlying investments of the Separate Account.

                             Investors Brokerage Services, Inc. ("IBS"), a wholly-owned subsidiary of KILICO, is the principal underwriter for the Separate Account.

--------------------------------------------------------------------------------

4    NET TRANSFERS (TO)
     FROM AFFILIATE OR
     DIVISIONS               Net transfers (to) from affiliate or divisions
                             include transfers of all or part of the contract owner's interest to or from another Fund or to the general account of KILICO.

--------------------------------------------------------------------------------

5    CONTRACT OWNERS'
     EQUITY The contract owners' equity is affected by the investment results of each Fund and contract charges. The accompanying combined financial statements include only contract owners' payments pertaining to the variable portions of their contracts and exclude any payments for the fixed portion, the latter being included in the general account of KILICO. Contract owners may elect to annuitize the contract under one of several annuity options, as specified in the prospectus.

NOTES TO COMBINED FINANCIAL STATEMENTS

                    Contract owners' equity at June 30, 1998, is as follows (in thousands, except unit value; differences are due to rounding):

                                                                                          CONTRACT
                                                                     NUMBER      UNIT     OWNERS'
                           SEPARATE ACCOUNT FUND DIVISION           OF UNITS    VALUE      EQUITY
                    ------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------
                     KEMPER TOTAL RETURN FUND
                    ------------------------------------------------------------------------------

                     Qualified                                        1,114     $7.269    $ 8,099
                     Nonqualified                                         6      7.273         45
                    ------------------------------------------------------------------------------
                                                                                            8,144
                    ------------------------------------------------------------------------------
                     KEMPER GROWTH FUND
                    ------------------------------------------------------------------------------

                     Qualified                                          668      8.885      5,938
                     Nonqualified                                        11      8.861         98
                    ------------------------------------------------------------------------------
                                                                                            6,036
                    ------------------------------------------------------------------------------
                     KEMPER INCOME AND CAPITAL PRESERVATION FUND
                    ------------------------------------------------------------------------------

                     Qualified                                          168      5.005        843
                    ------------------------------------------------------------------------------
                                                                                              843
                    ------------------------------------------------------------------------------
                     KEMPER MONEY MARKET FUND
                    ------------------------------------------------------------------------------

                     Qualified                                        1,708      3.075      5,252
                     Nonqualified                                        98      3.075        301
                    ------------------------------------------------------------------------------
                                                                                            5,553
                    ------------------------------------------------------------------------------
                     KEMPER HIGH YIELD FUND
                    ------------------------------------------------------------------------------

                     Qualified                                          254      6.444      1,637
                     Nonqualified                                        20      6.612        132
                    ------------------------------------------------------------------------------
                                                                                            1,769
                    ------------------------------------------------------------------------------
                     KEMPER DIVERSIFIED FUND
                    ------------------------------------------------------------------------------

                     Qualified                                           64      3.477        223
                    ------------------------------------------------------------------------------
                                                                                              223
                    ------------------------------------------------------------------------------
                     KEMPER U.S. GOVERNMENT SECURITIES FUND
                    ------------------------------------------------------------------------------

                     Qualified                                          205      4.459        914
                     Nonqualified                                        19      4.633         88
                    ------------------------------------------------------------------------------
                                                                                            1,002
                    ------------------------------------------------------------------------------
                       TOTAL CONTRACT OWNERS' EQUITY                                      $23,570
                    ------------------------------------------------------------------------------

Distributed by
Investors Brokerage Services, Inc.


                                Kemper Investors Life Insurance Company
                                1 Kemper Drive
KEMPER LOGO                     Long Grove, IL 60049


[RECYCLED LOGO]
PRINTED ON RECYCLED PAPER.

Policy Form Series L-5672, L-5454 & L-5797

L-5759 (2/97)1042